RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013 MMcf	Dec. 31, 2012 MMcf
Derivative [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 1.1
Fixed Price [Member] | Natural Gas [Member] | Cash Flow Hedging [Member] | Sold [Member] | Exchange Futures [Member]
Derivative [Line Items]
Notional amount	(48,100.0)	(31,700.0)
Fixed Price [Member] | Natural Gas [Member] | Cash Flow Hedging [Member] | Purchased [Member] | Exchange Futures [Member]
Derivative [Line Items]
Notional amount	0	0
Fixed Price [Member] | Crude oil and NGLs [Member] | Cash Flow Hedging [Member] | Sold [Member] | Swaps [Member]
Derivative [Line Items]
Notional amount	(4.0)	(1.1)
Fixed Price [Member] | Crude oil and NGLs [Member] | Cash Flow Hedging [Member] | Purchased [Member] | Swaps [Member]
Derivative [Line Items]
Notional amount	0	0
Basis [Member] | Natural Gas [Member] | Cash Flow Hedging [Member] | Sold [Member] | Forward and Swaps Contracts [Member]
Derivative [Line Items]
Notional amount	(48,100.0)	(31,700.0)
Basis [Member] | Natural Gas [Member] | Cash Flow Hedging [Member] | Purchased [Member] | Forward and Swaps Contracts [Member]
Derivative [Line Items]
Notional amount	0	0
Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Sold [Member] | Forward Starting Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Purchased [Member] | Forward Starting Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 400.0	$ 400.0